17 Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	R$ 4,288	R$ 1,013	R$ 749
Additions	78	52	41
Business combination		3,175
Amortization	(48)	(23)	(12)
Write-off	(1)
Conversion adjustment to reporting currency	770	3,175
Exchange rate changes		71
Transfers	1		235
Discontinued operation	(4,051)
Intangible assets, ending	1,037	4,288	1,013
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	785	616	618
Additions
Business combination		165
Amortization			(2)
Write-off
Conversion adjustment to reporting currency	38
Exchange rate changes		4
Transfers	1
Discontinued operation	(208)
Intangible assets, ending	616	785	616
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	135	61	51
Additions	72	28	17
Business combination		60
Amortization	(40)	(15)	(10)
Write-off	(1)
Conversion adjustment to reporting currency	20
Exchange rate changes		1
Transfers			3
Discontinued operation	(115)
Intangible assets, ending	71	135	61
Commercial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	314	297	41
Additions	6	24	24
Business combination		1
Amortization	(8)	(8)
Conversion adjustment to reporting currency	(1)
Transfers			232
Intangible assets, ending	311	314	297
Tradename [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	3,054	39	39
Additions
Business combination		2,949
Conversion adjustment to reporting currency	713
Exchange rate changes		66
Discontinued operation	(3,728)
Intangible assets, ending	R$ 39	R$ 3,054	R$ 39